Accounting for Goodwill and Other Non-current Assets Schedule of Definite-lived and Indefinite-lived Intangible Assets (Details) (USD $)	12 Months Ended	2 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			2 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Dec. 31, 2011 Tradenames [Members] Successor [Member]	Dec. 31, 2010 Tradenames [Members] Predecessor [Member]	Dec. 31, 2011 In-process Research and Development [Member] Successor [Member]	Dec. 31, 2010 In-process Research and Development [Member] Predecessor [Member]	Dec. 31, 2011 Customer Relationships and Non-compete Agreements [Member] Y	Dec. 31, 2011 Customer Relationships and Non-compete Agreements [Member] Successor [Member]	Dec. 31, 2010 Customer Relationships and Non-compete Agreements [Member] Predecessor [Member]	Dec. 31, 2011 Developed Technology [Member] Y	Dec. 31, 2011 Developed Technology [Member] Successor [Member]	Dec. 31, 2010 Developed Technology [Member] Predecessor [Member]	Dec. 31, 2011 Tradenames and Patents [Member] Y	Dec. 31, 2011 Tradenames and Patents [Member] Successor [Member]	Dec. 31, 2010 Tradenames and Patents [Member] Predecessor [Member]	Dec. 31, 2011 Patents [Member] Successor [Member]
Finite-Lived Intangible Assets, Gross [Abstract]
Gross Carrying Amount		$ 1,522,258,000			$ 575,655,000										$ 852,400,000	$ 185,782,000		$ 654,717,000	$ 238,391,000		$ 15,141,000	$ 151,482,000
Accumulated Amortization		(17,022,000)			(121,853,000)										(7,118,000)	(36,489,000)		(9,524,000)	(44,180,000)		(380,000)	(41,184,000)
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Carrying Amount		1,370,500,000			0					1,350,000,000	0	20,500,000	0
Total Gross Carrying Amount		2,892,758,000			575,655,000
Intangible assets acquired			2,900,000,000
Finite-lived intangible assets acquired																							2,200,000
Definite-lived intangible assets weighted-average useful life (in years)	16													20			12			9
Amortization expense		$ 17,000,000	$ 16,700,000	$ 44,300,000	$ 52,600,000	$ 44,800,000	$ 29,500,000	$ 37,400,000	$ 40,600,000